Summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies
The following is a summary of significant accounting policies followed by the Company in the preparation of these consolidated financial statements.

Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from estimates. The significant estimates underlying the Company´s consolidated financial statements include revenue recognition, including the accounting for certain merchant revenues, allowance for doubtful accounts, recoverability of intangible assets with indefinite useful lives and goodwill, contingencies, fair value of stock based compensation and fair value of financial instruments. The consolidated financial statements reflect all adjustments considered, in the opinion of management, necessary to fairly present the results for the periods presented.
Concentration of risk
The Company´s business is subject to certain risks and concentrations including dependence on relationships with travel suppliers, primarily airlines, dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. It also relies on global distribution system (“GDS”) partners and third-party service providers for certain fulfillment services.
Financial instruments, which potentially subject the Company to concentration of credit risk, mainly consist of cash and cash equivalents and accounts receivable (i.e. clearing house for credit cards). The Company maintains cash and cash equivalents balances in financial institutions that management believes are high credit quality. Accounts receivable are settled mainly through customer credit cards and debit cards; the company maintains allowance for doubtful accounts based on management’s evaluation of various factors, including the credit risk of customers, historical trends and other information.
Revenue recognition
The Company primarily generates revenue as a result of its facilitation services to two groups of customers, travel suppliers and travelers.
The Company primary sources of revenue are:

•
Commissions earned from facilitation services to travel suppliers, including facilitating reservations of flight tickets, hotel accommodations, car rentals, vacation packages and other travel-related products and services;

•
Service fees charged to travelers for facilitation services including the handling and processing selected travel products, the facilitation of payment processing, and limited post-booking services related to handling minor inquiries or minor administrative changes;

•	Override commissions or incentives from travel suppliers and GDS providers if certain performance conditions are met; and

•	Advertising revenues from the sale of advertising placements on the Company’s websites.

Facilitation services (commissions and service fees)
The Company offers its facilitation services to travel suppliers and travelers through the following business models: the Prepay/Merchant Model and the
Pay-At-Destination/Agency
Model, which represents approximately 78% and 2% of the Company’s total revenue for the year ended December 31, 2019, respectively. The remaining 20% of the total revenue comprises the other revenue sources including GDS incentives and advertising revenue.
Under both business models, the Company provides travel suppliers access to the Company’s platform so they can have an outlet for selling their travel products to millions of travelers in an interactive and organized way. Specifically, the Company’s performance obligation to travel suppliers is to help them facilitate the sales of their travel products by connecting the travel supplier and the traveler. The Company receives a commission from the travel supplier in exchange for satisfying its performance obligation to the travel supplier. Under the contracts with travel suppliers, after an initial booking is completed, there are no post booking services outstanding to the travel supplier included in the initial performance obligation.
Under both business models, the Company provides travelers access to the Company’s platforms so they can search for thousands of alternatives in travel products. The Company’s performance obligation to travelers is the handling and processing of a selected travel product, the facilitation of payment processing, and limited post-booking services related to handling minor inquiries or minor administrative changes (i.e. correction of clerical errors) to the reservations through the Company’s call center or via online. The Company considers these post-booking services to be immaterial in the context of the contract with the travelers. The Company charges a service fee to travelers, which is the consideration the Company receives in exchange for satisfying its performance obligation to the traveler. Any post-booking services beyond minor inquiries or minor administrative changes to the reservation, such as modifications to the original terms of the reservations, are considered as new performance obligations with the traveler and the travel supplier. Accordingly, the Company charges a new booking fee and a new administrative fee for this service. Also, if the requested change results in an incremental price of the reservation to the traveler set by the travel supplier, the Company receives an incremental commission from the travel supplier as well.
Under both business models, the Company recognizes revenue upon the transfer of control of the promised facilitation services to travelers and travel suppliers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those facilitation services. The Company has determined the point in time of revenue recognition by evaluating when customers obtain control to the promised facilitation services. The Company has considered the indicators that control has transferred to the customers at the time the booking is completed within the context of the nature of the performance obligations discussed above including (i) for the majority of transactions, travelers are obligated to pay upfront the entire amount of the travel product selected (which amount comprises the value of the travel product plus the service fee) at the time of booking before it can be considered confirmed and a voucher issued (even for refundable or cancellable bookings) and the Company is legally entitled to retain its commission out of this total amount, (ii) the Company has the right to invoice the traveler for its facilitation services at the time of booking despite the fact that the amount could be subject to refund in the future, (iii) the traveler is in legal and physical possession of a travel voucher representing the reservation purchased through the Company’s platform and the travel supplier receives a confirmed reservation which constitutes a separate agreement between the traveler and the travel supplier, (iv) the traveler obtained the significant risks and rewards of the facilitation services provided by the Company and the travel supplier obtained the significant risks and rewards of having sold a travel product to travelers and (v) the traveler and travel supplier explicitly accepts the terms and conditions of the facilitation services provided by the Company.
For those cancellable or refundable transactions pursuant to the terms and conditions of the travel products set by travel suppliers, the Company considers the consideration received for cancellable or refundable transactions as variable and records a provision for cancellations against revenue based on past objective historical experience. Each reservation may have its own terms and conditions for refunds as established by travel suppliers. Under the terms and conditions of certain reservations set by travel suppliers, the traveler may incur costs upon requesting a refund. Generally, reservations cancelled after a specified date and time prior to commencement of travel are not fully refunded.
Under both business models, the Company has determined that net presentation (that is the amount billed to the traveler less the amount paid to the travel supplier) is appropriate for the majority of the Company’s revenue transactions because the travel supplier is primarily responsible for providing the underlying travel services, the Company does not control the service or travel product provided by the travel supplier to the traveler and the Company does not bear inventory risk. Taxes assessed by a government authority, if any, are excluded from the measurement of transaction prices that are imposed on the travel related services or collected from customers (which are therefore excluded from revenue). The Company presents its revenue on a gross basis for some bookings where the Company pre-purchases
flight seats. These transactions have been limited to date.
The Company has agreed with certain local and regional banks to allow the Company to offer travelers the possibility of purchasing travel related products under installment plans established, offered and administered by the credit card holders’ issuing banks. The Company does not provide any type of financing by itself. Regardless of any financing or installment agreement offered by the banks, for transactions in certain territories, the Company generally receives full payment of its commissions and service fees within less than one month after the traveler completes the booking in the Company’s platforms, in an amount that reflects its cash-selling price. The banks assume full risk of default and delinquency by travelers. In other territories, such as in Brazil, the Company generally receives payment from the financing bank only after each scheduled payment is due from the traveler regardless of the fact that the traveler actually makes the scheduled payments. The Company generally receives payment before or during when the travel occurs. The Company expects at the time of booking that the period between when the traveler completes the booking and the Company receives the scheduled payments from the banks is one year or less (on average the Company receives payment during 8 months), thus the Company has made use of the practical expedient in ASC
606-10-32-18
whereby the Company does not adjust the amount of consideration for the effects of a significant financing component.
As mentioned above, the Company operates under two business models: the Prepay/Merchant Model and the
Pay-at-destination/Agency
Model.
Prepay/Merchant Business Model
Under this business model which represents approximately 78% of the total revenue of the Company for the year ended December 31, 2019, the Company receives the entire amount of the travel product sold up front at the time of booking, which amount comprises the value of the travel product set and offered by the travel supplier plus the service fee charged by the Company for the facilitation services.

The Company retains its commission agreed with the travel supplier out of this total amount paid by the traveler. The Company generally pays to the travel supplier for the travel product sold on its behalf at a later date, which is normally at the time the traveler uses the travel service.
Pursuant to the terms of the travel supplier agreements entered into with hotel operators, the hotels are permitted to invoice the Company for the travel products the Company sold on their behalf during a specified period of time. Generally, if the Company is not billed by the travel supplier within a
12-month
period from the
check-out
date, the Company recognizes incremental revenue from the unbilled amounts.
Pay-at-Destination/Agency
Business Model
Under this business model which represents approximately 2% of the total revenue of the Company for the year ended December 31, 2019, travelers pay the travel supplier directly at destination. Commissions from travel suppliers are paid directly to the Company by travel suppliers, generally after the traveler uses the travel service. Service fees charged to travelers are nevertheless paid up front.
Incentives
The Company may receive override commissions from air, hotel and other travel service suppliers when it meets certain performance conditions. These variable considerations are recognized on a monthly accrued basis in accordance with the achievement of thresholds determined by each supplier.
Additionally, the Company uses GDS services provided by recognized suppliers. Under GDS service agreements, the Company earns revenue in the form of an incentive payment for sales that are processed through a GDS if certain contractual volume thresholds are met. Revenue is recognized for these incentive payments on a monthly accrued basis in accordance with ratable volume thresholds.
Advertising
The Company records advertising revenue ratably over the advertising period or upon delivery of advertising material, depending on the terms of the advertising agreement.
Loyalty revenue
In August 2019, the Company launched a global loyalty program. As of December 31, 2019, the program is only operating in Brazil. The Company expects to roll out the program in the other countries where it operates in 2020.
The program awards loyalty points to customers who complete a purchase of any travel product offered by the Company, or by using the services of other program participants, such as bank co-branded
credit cards. Loyalty points can be redeemed for free or discounted travel products on the Company’s websites and physical locations at the discretion of customers without restrictions. The objective of the program is to encourage higher levels of repeat business from travel customers and brand appreciation and loyalty.
For loyalty points earned through travel product purchases, the Company applies a relative selling price approach whereby the total amount collected from each travel product sale is allocated between the travel product and the loyalty points earned. The portion of each travel product sale attributable to loyalty points is initially deferred and then recognized in loyalty revenue when the points are redeemed. Due to the lack of historical data and redemption patterns, the Company has not estimated any breakage as of December 31, 2019. The Company therefore recognizes breakage when the likelihood of the customer exercising its remaining rights becomes remote. The Company will continue evaluate its information about breakage.
For loyalty points earned through
co-branded
credit card partners, consideration received from the sale of loyalty points is variable and payment terms typically are within 30 days subsequent to the month of points sale. Sales of loyalty points to business partners are comprised of two components, loyalty points and marketing (i.e. the use of intellectual property, including the Despegar brand and access to customer lists and databases, which is the predominant element in the agreements, as well as advertising, collectively, the marketing component). The Company allocates the consideration received from these sales of loyalty points based on the relative selling price of each product or service delivered. Accordingly, the Company recognizes the marketing component in other revenue in the period of the loyalty points sale following the sales-based royalty method. The loyalty points component is initially deferred and then recognized in revenue when points are redeemed. As of December 31, 2019, an amount of $ 1,611 was recognized as deferred revenue in the consolidated balance sheet.
Cash and cash equivalents
Cash and cash equivalents includes cash on hand, deposits held with banks and other short-term liquid investments with original maturities of three months or less. Gains or losses on short-term investments are recognized in financial expenses or financial income when incurred.
Accounts receivable, net of allowances for doubtful accounts
Accounts receivables are mainly related to credit card receivables, incentives and advertising, which are carried at the invoice amount less an allowance for doubtful accounts. The Company determines its allowance based on the aging of its receivables. While management uses the information available to make evaluations, future adjustments to the allowance may be necessary if future economic conditions differ substantially from the assumptions used in making the evaluations. Management has considered all events and/or transactions that are subject to reasonable and normal methods of estimations, and the consolidated financial statements reflect that consideration. See Note 23 for additional information. See “Recently issued accounting pronouncements not yet adopted” later in this Note for the accounting change to the measurement of credit losses for accounts receivable, effective January 1, 2020.
Property and equipment, net
Property and equipment are stated at acquisition cost, less accumulated depreciation. Depreciation expense is calculated using the straight-line method, based on the estimated useful lives of the related assets.

The estimated useful lives (in years) of the main categories of the Company’s property and equipment are as follows:

Asset	Estimated useful life (years)
Computer hardware	3
Office furniture and fixture	10
Buildings	50
Expenditures for repairs and maintenance are charged to expense as incurred. The cost of significant renewals and improvements is added to the carrying amount of the respective asset and its depreciated over the life of the contract.
When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of income.
Goodwill and Intangible assets, net
Goodwill
The Company accounts for acquired businesses using the acquisition method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. The Company’s consolidated financial statements reflect an acquired business starting at the date of the acquisition.
Goodwill is not subject to amortization and is tested at least annually for impairment, or earlier if an event occurs or circumstances change and there is an indication of impairment. The Company tests goodwill at a reporting unit level. The fair value of the reporting unit is compared to its carrying value, including goodwill. Fair values are determined using a combination of standard valuation techniques, including an income approach (discounted cash flows) and market approaches and based on market participant assumptions and based on market participant assumptions. An impairment is recorded to the extent that the implied fair value of goodwill is less than the carrying value of goodwill. See Note 9 for further information. See “Recently issued accounting pronouncements not yet adopted” later in this Note for the new accounting standard that the Company adopted in the first quarter of 2020.
No impairment of goodwill was recognized in any of the years presented.
Intangible assets
Acquired intangible assets
Intangible assets acquired in business combinations are initially recorded at fair value. The fair value of intangible assets is determined using a combination of standard valuation techniques, including an income approach (discounted cash flows) and market approaches and based on market participant assumptions.

Indefinite-lived intangible assets such as trademarks and internet domains are not subject to amortization and are tested at least annually for impairment, or earlier if an event occurs or circumstances change and there is an indication of impairment.
Definite-lived intangible assets such as customer relationships and licenses are amortized over their respective estimated useful lives.
See Note 9 for further information.
Website and
Internal-use
Software Capitalization
Certain direct development costs associated with website and internal-use
software are capitalized and include external direct costs of services and payroll costs for employees devoting time to the software projects principally related to platform development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as definite-lived intangible assets and are generally amortized over a period of three years beginning when the asset is substantially ready for use. Costs incurred for enhancements that are expected to result in additional features or functionalities are capitalized and amortized over the estimated useful life of the enhancements. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred. See Note 9 for further information.
Impairment of long-lived assets
Long-lived assets include property and equipment, definite-lived intangible assets acquired in business combinations and capitalized website and internal-use
software.
The Company reviews long-lived assets whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The assessment of possible impairment is based upon the Company’s ability to recover the carrying value of the assets from the estimated undiscounted future net cash flows, before interest and taxes, of the related asset group. The amount of impairment loss, if any, is measured as the excess of the carrying value of the asset over the present value of estimated future cash flows, using a discount rate commensurate with the risks involved and based on assumptions representative of market participants.
As of December 31, 2019, no impairment of long-lived assets was recognized. As of December 31, 2018, the Company recognized an impairment of $363 for an office property in Caracas, Venezuela.
Travel suppliers payable
Travel suppliers payable comprises trade accounts payable to airlines, hotels and other travel suppliers for products and services offered. Airline suppliers are generally within thirty days of a confirmed air booking reservation. Under the pre-pay
model, hotel suppliers are generally paid after traveler checks out. Generally, the Company’s contracts with hotels and other suppliers provide for a
12-month
time period for invoicing the Company for past services. If an invoice is not received after that period, the Company recognizes breakage revenue for the uninvoiced payable.

Severance payments
The Company recognizes a liability for severance payments if the following criteria are met: (a) management, having the authority to approve the action, commits to a plan of termination; (b) the plan identifies the number of employees to be terminated, their job classifications or functions and their locations, and the expected completion date; (c) the plan establishes the terms of the benefit arrangement, including the benefits that employees will receive upon termination, in sufficient detail to enable employees to determine the type and amount of benefits they will receive if they are involuntarily terminated; (d) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn; and (e) the plan has been communicated to employees.
Pension information
The Company does not maintain any pension plans. The laws in the different countries in which the Company carries out its operations provide for pension benefits to be paid to retired employees from government pension plans and/or private pension plans. Amounts payable to such plans are accounted for on an accrual basis.
Contingent liabilities
The Company has certain regulatory and legal matters outstanding, as discussed further in note 16 “Commitments and Contingencies.” Periodically, the status of all significant outstanding matters is reviewed to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, the Company records the estimated loss in the consolidated statements of income.
Additionally, disclosure in the notes to the consolidated financial statements is provided for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would materially impact the financial position and results of operations. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable.
The Company records accruals related to commercial, labor and tax contingencies that may generate an obligation for the Company. Accruals are made on the best information available at the time; such analysis may be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.
Derivative financial instruments
As a result of the Company’s international operations, it is exposed to various market risks that may affect its consolidated results of operations, cash flows and financial position. These market risks include, but are not limited to, fluctuations in foreign currency exchange rates. The Company’s primary foreign currency exposures are in the currencies of Argentina, Brazil, Chile, Colombia and Mexico, in which it conducts a significant portion of its business activities. As a result, the Company faces exposure to adverse movements in foreign currency exchange rates as the financial results of its international operations are translated from local currencies into U.S. Dollars upon consolidation. Additionally, foreign currency exchange rate fluctuations on transactions denominated in currencies other than the functional currency of an entity result in gains and losses that are reflected in net income.

The Company reports the fair value of its derivative assets and liabilities on a gross basis in the consolidated balance sheets in “Other assets and prepaid expenses” and ”Other liabilities“ respectively. Unless designated as hedges for accounting purposes, gains and losses resulting from changes in the fair value of derivative instruments are recognized in ”Financial income“ or ”Financial expense“ in the consolidated statements of income in the period that the changes occur and are classified within “Net cash provided by operating activities” in the consolidated statements of cash flows.
As of December 31, 2019 and 2018, derivative financial instruments consist of foreign currency forward contracts of a short-term nature. The following table shows the derivative financial position as of the end of each year:

	Local currency	National amount	Type	Maturity	Fair value
2019
	Argentinian pesos	$15,000	Purchase	Jan - 20	(360)
	Chile pesos	$24,500	Purchase	Jan / Feb / Mar - 20	(848)
	Colombian pesos	$2,000	Purchase	Jan - 20	(63)
	Argentinian pesos	$6,000	Sell	Jan - 20	335
	Mexican pesos	$7,000	Sell	Jan / Feb - 20	119
2018
	Brazilian reais	$9,700	Purchase	Mar- 19	(760)
	Chile pesos	$7,000	Purchase	Jan / Feb- 19	92
	Mexican pesos	$2,000	Sell	Feb - 19	n/m
Leases
On January 1, 2019, the Company adopted Accounting Standards Codification (“ASC”) 842, Leases, using a modified retrospective method applied to all contracts as of January 1, 2019. Therefore, for reporting periods beginning after December 31, 2018, the financial statements are prepared in accordance with the current lease standard and the financial statements for all periods prior to January 1, 2019 are presented under the previous lease standard (“ASC 840”). See “Recent Adopted Accounting Standards” later in this Note for further information related to the impact of the adoption of this accounting standard.
The Company determines if an arrangement is a lease, or contains a lease, when a contract is signed. The Company determines if a lease is an operating or finance lease and records a lease asset and a lease liability upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. The Company has operating leases for office space and customer service centers. The Company uses its incremental borrowing rate as its discount rate to determine the present value of its remaining lease payments to calculate its lease assets and lease liabilities because the rate implicit in the lease is not readily determinable. The incremental borrowing rates approximate the rate the Company would pay to borrow in the currency of the lease payments on a collateralized basis for the weighted-average life of the lease. Operating lease assets also include any prepaid lease payments and lease incentives received prior to lease commencement.
The Company recognizes lease expense on a straight-line basis over the lease term.
Generally leases are for periods between 3 and 5 years. Most leases have one or more options to renew, with renewal terms that can initially extend the lease term for various periods up to 15 or 25 years. The exercise of renewal options for office space and customer centers is at the Company’s discretion and are included if they are reasonably certain to be exercised.
Financial income / (expense)
The Company incurs in financial expenses items such as factoring for discounted installments, interest paid for derivatives instruments and financial liabilities and foreign exchange rate and generates financial income from financial investments, derivatives instruments and foreign exchange rates.
Comprehensive income / (loss)
Comprehensive income / (loss) includes net income / (loss) as currently reported under U.S. GAAP and also considers the effect of additional economic events that are not required to be recorded in determining net income, but are rather reported as a separate component of shareholders’ deficit.
Other comprehensive income / (loss) includes the cumulative translation adjustment relating to the translation of the financial statements of certain of the Company’s foreign subsidiaries (see Note 2 “Foreign currency translation”).
Stock-based compensation
Compensation cost related to stock-based employee compensation arrangements are accounted for at fair value at the time of grant. The calculation of fair value is affected by the Company’s stock price estimation as well as assumptions regarding a number of highly complex and subjective variables at the time of the grant. Compensation cost is recognized on a straight-line basis over the requisite service period which commences on the grant date as there exists a mutual understanding of the key terms and conditions at the date the award is approved by the board of directors or other management with relevant authority and the following conditions are met:

•	The award is a unilateral grant and, therefore, the recipient does not have the ability to negotiate the key terms and conditions of the award with the employer.

•	The key terms and conditions of the award had been communicated to an individual recipient within a relatively short time period from the date of approval.
Marketing and advertising expenses
The Company incurs advertising expense consisting of offline costs, including television and radio advertising, and online advertising expense to promote the business. The Company expenses the production costs associated with advertisements in the period in which the advertisement first takes place. The Company expenses the costs of advertisement in the period during which the advertisement space or airtime is consumed. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of (i) the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click
basis, or (ii) on a straight-line basis over the term of the contract.
Advertising expenses for 2019, 2018 and 2017 amounted to $ 147,033, $ 150,275 and $ 144,777, respectively.
Accounting for income taxes
The Company is organized as a British Virgin Islands corporation. However, under the “anti-inversion” rules of Section 7874 of the U.S. Internal Revenue Code, the Company is treated as a U.S. corporation for U.S. federal tax purposes. Accordingly, the Company is subject to U.S. federal income tax on its worldwide income. The Company is subject to foreign taxes in the several jurisdictions where it operates.
Income taxes are accounted for under the asset and liabilities method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases.
Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company records deferred tax assets to the extent it believes these assets will more likely than not be realized. The Company regularly reviews its deferred tax assets for recoverability considering historical profitability, projected future taxable income, the expected timing of the reversals of existing temporary differences, the carryforward periods available for tax reporting purposes, and tax planning strategies. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the period in which related temporary differences become deductible. In determining the future tax consequences of events that have been recognized in the financial statements or tax returns, significant judgments, estimates, and interpretation of statutes are required.
In 2018, the Company adopted an accounting policy to treat taxes on global intangible low-taxed
income (“GILTI”) introduced by the U.S. Tax Cuts and Jobs Act (the “Tax Act”) as period costs. See Note 14 for further details related to income taxes.
Due to inherent complexities arising from the nature of the Company’s business, future changes in income tax law, transfer pricing new regulations or variances between actual and anticipated operating results, the Company makes certain judgments and estimates. Therefore, actual income taxes could materially vary from those estimates.

Recently adopted accounting standards
Leases
In February 2016, the FASB issued a new accounting standard that requires lessees to recognize an asset and a liability in the balance sheet for the rights and obligations created by entering into lease transactions. The new standard retains the dual-model concept by requiring entities to determine if a lease is an operating or finance lease. The new standard also expands qualitative and quantitative disclosures for lessees.
The Company adopted this new standard on January 1, 2019 on a modified retrospective basis and has elected not to restate comparative periods. The Company elected other options, which allow the Company to use its previous evaluations regarding if an arrangement contains a lease, if a lease is an operating or finance lease and what costs are capitalized as initial direct costs prior to adoption. The Company also elected to combine lease and non-lease
components.
Upon the adoption of the new lease standard, on January 1, 2019, the Company recognized operating lease assets of $ 31,578 and total operating lease liabilities of $ 31,578 (including a current liability of $ 6,498) in the consolidated balance sheet. There was no impact to retained earnings at adoption. See Note 25 for more information related to leases.
Recently issued accounting pronouncements not yet adopted
Simplifying the Accounting for Income Taxes
In December 2019, the FASB issued a new accounting update relating to income taxes. This update provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date
loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based
tax, (2) requires an entity to evaluate when a
step-up
in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. For public business entities, this update is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. The amendment related to franchise taxes that are partially based on income should be applied on either a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. All other amendments should be applied on a prospective basis. The Company is currently evaluating the impact to its consolidated financial statements of adopting this update and does not expect it to have a material impact.
Simplifying the Test for Goodwill Impairment
In January 2017, the FASB issued a new accounting update to simplify the test for goodwill impairment. The revised guidance eliminates the previously required step two of the goodwill impairment test, which required a hypothetical purchase price allocation to measure goodwill impairment. Under the revised guidance, a goodwill impairment loss will be measured at the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. A public business entity should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company adopted this update in the first quarter of 2020 and will apply it on a prospective basis.
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued a new accounting update on the measurement of credit losses for certain financial assets measured at amortized cost and available-for-sale
debt securities. For financial assets measured at amortized cost, this update requires an entity to (1) estimate its lifetime expected credit losses upon recognition of the financial assets and establish an allowance to present the net amount expected to be collected, (2) recognize this allowance and changes in the allowance during subsequent periods through net income and (3) consider relevant information about past events, current conditions and reasonable and supportable forecasts in assessing the lifetime expected credit losses. For available-for-sale
debt securities, this update made several targeted amendments to the existing other-than-temporary impairment model, including (1) requiring disclosure of the allowance for credit losses, (2) allowing reversals of the previously recognized credit losses until the entity has the intent to sell, is more-likely-than-not
required to sell the securities or the maturity of the securities, (3) limiting impairment to the difference between the amortized cost basis and fair value and (4) not allowing entities to consider the length of time that fair value has been less than amortized cost as a factor in evaluating whether a credit loss exists. The Company adopted this update in the first quarter of 2020 and applied this update on a modified retrospective basis. The adoption did not have a material impact to the Company’s consolidated financial statements.
Disclosure requirements on fair value measurements
In August, 2018, the FASB issued the ASU
2018-13
“Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The update is related to the disclosure requirements on fair value measurements, which removes, modifies or adds certain disclosures. The guidance is effective for annual and interim reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements. The Company adopted this update in the first quarter of 2020 and applied this update on a prospective basis. The adoption did not have a material impact to the Company’s consolidated financial statements.
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
In August 2018, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard to address a customer’s accounting for implementation costs incurred in a cloud computing arrangement that is a service contract and also added certain disclosure requirements related to implementation costs incurred for internal-use
software and cloud computing arrangements. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). For public business entities, this update is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted this update in the first quarter of 2020 and applied this update on a prospective basis. The adoption did not have a material impact to the Company’s consolidated financial statements.